Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

	Six months ended June 30,
	2025	2024
Numerator:
Net income available to common shareholders:	$214,063	$175,149

Denominator:
Class A Common shares
Basic weighted average number of Class A common shares outstanding	35,598,601	35,201,716
Plus weighted average number of RSUs with service conditions	87,133	435,789
Common share and common share equivalents, dilutive	35,685,734	35,637,505

Basic earnings per share:
Class A	6.01	4.98

Diluted earnings per share:
Class A	6.00	4.91